Vanguard® S&P Mid-Cap 400 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Communication Services (1.4%)
	John Wiley & Sons Inc. Class A	34,484	2,186
*	TripAdvisor Inc.	48,080	2,089
	Telephone & Data Systems Inc.	78,840	2,028
	TEGNA Inc.	104,360	2,023
*	Cinemark Holdings Inc.	85,381	1,935
*	Iridium Communications Inc.	36,661	1,401
*	Yelp Inc. Class A	27,360	1,097
	World Wrestling Entertainment Inc. Class A	15,558	869
			13,628
Consumer Discretionary (13.2%)
	Lear Corp.	43,382	8,388
	Kohl's Corp.	125,046	6,939
*	Capri Holdings Ltd.	119,800	6,794
*	Marriott Vacations Worldwide Corp.	32,677	5,630
	Thor Industries Inc.	43,911	5,401
	Foot Locker Inc.	82,663	5,232
*	Skechers U.S.A. Inc. Class A	108,447	5,151
	Dick's Sporting Goods Inc.	52,144	5,085
*	AutoNation Inc.	43,701	4,463
	American Eagle Outfitters Inc.	118,649	4,204
*	Adient plc	74,591	3,734
*	Goodyear Tire & Rubber Co.	185,056	3,670
	H&R Block Inc.	145,487	3,611
	Carter's Inc.	34,940	3,572
	KB Home	70,554	3,303
	Toll Brothers Inc.	49,749	3,246
	Polaris Inc.	24,492	3,214
	Dana Inc.	114,709	3,112
*	Taylor Morrison Home Corp. Class A	102,140	3,025
	Cracker Barrel Old Country Store Inc.	18,808	2,966
*	Nordstrom Inc.	86,347	2,896
	Gentex Corp.	81,101	2,879
	Service Corp. International	53,729	2,849
	Brunswick Corp.	27,748	2,837
	Murphy USA Inc.	20,093	2,709
	Travel + Leisure Co.	41,549	2,707
	Wyndham Hotels & Resorts Inc.	33,968	2,550
	Harley-Davidson Inc.	51,598	2,501
*	Tri Pointe Homes Inc.	94,416	2,277
*	Grand Canyon Education Inc.	23,389	2,127
	Graham Holdings Co. Class B	3,209	2,126

		Shares	Market Value ($000)
*	Urban Outfitters Inc.	54,175	2,121
*	Boyd Gaming Corp.	29,319	1,888
*	Six Flags Entertainment Corp.	37,392	1,699
*	Adtalem Global Education Inc.	39,902	1,452
	Columbia Sportswear Co.	14,093	1,448
*	Visteon Corp.	11,538	1,413
	Strategic Education Inc.	19,425	1,376
*	Scientific Games Corp.	18,714	1,357
*	Choice Hotels International Inc.	10,780	1,303
*	WW International Inc.	22,963	902
			134,157
Consumer Staples (3.7%)
*	Post Holdings Inc.	47,467	5,484
	Ingredion Inc.	53,226	5,053
*	BJ's Wholesale Club Holdings Inc.	108,896	4,877
	Casey's General Stores Inc.	18,172	4,013
	Sanderson Farms Inc.	15,758	2,565
*	Sprouts Farmers Market Inc.	93,449	2,486
	Flowers Foods Inc.	95,154	2,292
*	TreeHouse Foods Inc.	44,275	2,157
*	Coty Inc. Class A	224,598	2,001
	Lancaster Colony Corp.	6,534	1,220
	Energizer Holdings Inc.	24,478	1,127
	Nu Skin Enterprises Inc. Class A	18,158	1,092
*	Hain Celestial Group Inc.	24,727	1,008
*	Pilgrim's Pride Corp.	38,630	929
*	Grocery Outlet Holding Corp.	26,016	886
	Tootsie Roll Industries Inc.	8,415	263
			37,453
Energy (1.3%)
	Cimarex Energy Co.	42,390	2,872
*	EQT Corp.	137,058	2,862
	Murphy Oil Corp.	114,387	2,481
*	ChampionX Corp.	87,111	2,309
	World Fuel Services Corp.	50,215	1,543
	Equitrans Midstream Corp.	178,451	1,470
			13,537
Financials (22.0%)
	First Horizon Corp.	440,639	8,403
	East West Bancorp Inc.	112,289	8,397
*	Alleghany Corp.	11,097	7,952
	American Financial Group Inc.	55,507	7,386
	Signature Bank	29,425	7,349
	Reinsurance Group of America Inc.	53,910	6,794
	Old Republic International Corp.	224,327	5,891
	Synovus Financial Corp.	117,925	5,792
	TCF Financial Corp.	121,036	5,749
	First American Financial Corp.	87,113	5,602
	Prosperity Bancshares Inc.	73,687	5,545
	Affiliated Managers Group Inc.	33,807	5,544
	Pinnacle Financial Partners Inc.	60,280	5,481
	Cullen/Frost Bankers Inc.	44,583	5,382
	Janus Henderson Group plc	135,332	5,212
	Jefferies Financial Group Inc.	160,621	5,161
	Valley National Bancorp	321,752	4,607
	New York Community Bancorp Inc.	369,423	4,422
	United Bankshares Inc.	102,298	4,214

		Shares	Market Value ($000)
	CIT Group Inc.	78,292	4,148
	Bank OZK	95,894	4,096
	Sterling Bancorp	153,495	4,089
	Webster Financial Corp.	71,625	4,060
	Hanover Insurance Group Inc.	28,849	4,024
	MGIC Investment Corp.	268,552	3,953
	Kemper Corp.	48,790	3,653
	Wintrust Financial Corp.	45,126	3,629
	Selective Insurance Group Inc.	47,486	3,574
	FNB Corp.	254,992	3,419
	Hancock Whitney Corp.	68,807	3,407
	Commerce Bancshares Inc.	43,454	3,384
	Stifel Financial Corp.	48,283	3,345
	UMB Financial Corp.	34,388	3,326
	Home BancShares Inc.	120,497	3,297
	PacWest Bancorp	66,677	3,012
	SEI Investments Co.	46,266	2,935
	Bank of Hawaii Corp.	31,821	2,856
	CNO Financial Group Inc.	106,736	2,835
	Associated Banc-Corp	121,125	2,785
*	Texas Capital Bancshares Inc.	40,006	2,756
	RenaissanceRe Holdings Ltd.	17,282	2,663
	Navient Corp.	145,602	2,660
	FirstCash Inc.	32,517	2,592
	Cathay General Bancorp	59,223	2,468
	BancorpSouth Bank	76,372	2,335
	Fulton Financial Corp.	128,580	2,228
	Glacier Bancorp Inc.	37,787	2,201
	Essent Group Ltd.	44,671	2,137
	International Bancshares Corp.	44,113	2,047
	First Financial Bankshares Inc.	40,537	2,041
	Washington Federal Inc.	58,949	1,965
	Umpqua Holdings Corp.	99,432	1,897
	Evercore Inc. Class A	12,304	1,795
	Trustmark Corp.	50,443	1,692
	PROG Holdings Inc.	29,076	1,533
	Federated Hermes Inc. Class B	44,167	1,404
	RLI Corp.	12,957	1,367
	Mercury General Corp.	21,144	1,345
			223,836
Health Care (4.8%)
*	Tenet Healthcare Corp.	84,225	5,635
*	Envista Holdings Corp.	126,964	5,541
*	Molina Healthcare Inc.	21,158	5,318
*	United Therapeutics Corp.	20,494	3,810
	Hill-Rom Holdings Inc.	30,523	3,397
*	LivaNova plc	38,600	3,225
	Encompass Health Corp.	34,627	2,971
*	Acadia Healthcare Co. Inc.	43,759	2,816
*	NuVasive Inc.	40,727	2,778
	Patterson Cos. Inc.	68,907	2,242
*	Integra LifeSciences Holdings Corp.	28,053	1,937
*	Nektar Therapeutics	89,345	1,614
*	ICU Medical Inc.	7,656	1,593
*	Neogen Corp.	16,939	1,564
*	Cantel Medical Corp.	15,560	1,265
*	Haemonetics Corp.	18,199	1,027

		Shares	Market Value ($000)
*	Progyny Inc.	14,562	933
*	Ligand Pharmaceuticals Inc.	6,322	744
			48,410
Industrials (17.4%)
	Owens Corning	83,212	8,875
*	AECOM	117,159	7,616
	Oshkosh Corp.	54,243	7,130
*	XPO Logistics Inc.	38,908	5,717
	EMCOR Group Inc.	43,467	5,482
	Acuity Brands Inc.	28,574	5,308
	ManpowerGroup Inc.	43,613	5,277
*	MasTec Inc.	44,740	5,205
*	JetBlue Airways Corp.	250,740	5,040
	KBR Inc.	111,704	4,551
	Flowserve Corp.	103,341	4,381
	nVent Electric plc	133,390	4,340
*	Colfax Corp.	91,460	4,043
*	Hexcel Corp.	66,307	3,943
	AGCO Corp.	28,382	3,927
	Lennox International Inc.	11,166	3,907
	Crane Co.	39,203	3,743
*	Builders FirstSource Inc.	83,513	3,720
*	Univar Solutions Inc.	134,343	3,639
*	Avis Budget Group Inc.	40,983	3,599
	ITT Inc.	37,725	3,542
	Nordson Corp.	15,851	3,514
	Ryder System Inc.	42,588	3,483
*	Stericycle Inc.	44,302	3,480
	Carlisle Cos. Inc.	17,749	3,413
	Hubbell Inc. Class B	17,226	3,284
*	Kirby Corp.	47,647	3,113
	Donaldson Co. Inc.	49,987	3,079
*	CACI International Inc. Class A	11,403	2,907
	Watsco Inc.	9,905	2,886
	Woodward Inc.	22,308	2,837
*	Middleby Corp.	17,208	2,827
	GATX Corp.	27,819	2,745
	Curtiss-Wright Corp.	20,432	2,561
	Science Applications International Corp.	28,144	2,529
	Kennametal Inc.	66,206	2,483
	Valmont Industries Inc.	9,920	2,460
	Regal Beloit Corp.	16,084	2,288
*	Clean Harbors Inc.	24,352	2,267
	Herman Miller Inc.	46,699	2,232
	Landstar System Inc.	11,291	1,925
*	KAR Auction Services Inc.	103,173	1,851
	Brink's Co.	24,416	1,841
*	Fluor Corp.	99,249	1,836
*	Dycom Industries Inc.	24,249	1,817
	Trinity Industries Inc.	64,988	1,805
	Terex Corp.	34,045	1,783
	Healthcare Services Group Inc.	59,109	1,773
	MSC Industrial Direct Co. Inc. Class A	18,577	1,754
	EnerSys	17,318	1,632
	Werner Enterprises Inc.	24,532	1,177
			176,567

		Shares	Market Value ($000)
Information Technology (9.3%)
*	Arrow Electronics Inc.	59,163	7,119
	Jabil Inc.	107,421	6,064
*	NCR Corp.	103,206	4,975
	Alliance Data Systems Corp.	39,420	4,772
*	Vontier Corp.	133,684	4,690
	SYNNEX Corp.	32,749	4,146
*	Ciena Corp.	77,549	4,100
*	Ceridian HCM Holding Inc.	42,593	3,810
	Avnet Inc.	78,868	3,475
*	Coherent Inc.	12,804	3,362
	Xerox Holdings Corp.	132,316	3,103
*	WEX Inc.	14,711	2,882
*	Viasat Inc.	53,912	2,867
*	Concentrix Corp.	17,134	2,617
*	Teradata Corp.	54,382	2,603
	Vishay Intertechnology Inc.	105,081	2,529
	CDK Global Inc.	48,242	2,525
	Genpact Ltd.	54,054	2,472
	National Instruments Corp.	57,327	2,339
*	Aspen Technology Inc.	16,678	2,276
*	Sabre Corp.	160,776	2,227
*	Cirrus Logic Inc.	26,186	2,044
*	Silicon Laboratories Inc.	14,253	1,946
*	Synaptics Inc.	14,444	1,825
	Belden Inc.	35,338	1,788
	Maximus Inc.	18,573	1,721
*	NetScout Systems Inc.	58,415	1,717
*	ACI Worldwide Inc.	42,625	1,631
*	J2 Global Inc.	12,494	1,556
*	Blackbaud Inc.	21,033	1,487
*	CommVault Systems Inc.	19,058	1,452
	Amkor Technology Inc.	59,618	1,258
*	LiveRamp Holdings Inc.	25,020	1,257
			94,635
Materials (7.5%)
	Steel Dynamics Inc.	158,988	9,926
	Reliance Steel & Aluminum Co.	50,434	8,476
	Olin Corp.	113,259	5,537
	United States Steel Corp.	208,190	5,398
	Sonoco Products Co.	79,630	5,377
	Avient Corp.	72,419	3,764
	RPM International Inc.	39,186	3,665
	Commercial Metals Co.	95,224	2,997
	AptarGroup Inc.	20,142	2,967
	Cabot Corp.	44,886	2,854
	Royal Gold Inc.	21,846	2,704
	Ashland Global Holdings Inc.	27,684	2,625
	Chemours Co.	71,974	2,586
	Louisiana-Pacific Corp.	37,973	2,552
	Minerals Technologies Inc.	26,904	2,341
	Valvoline Inc.	57,421	1,895
*	Eagle Materials Inc.	12,611	1,851
	Sensient Technologies Corp.	17,549	1,522
	Silgan Holdings Inc.	34,814	1,467
*	Ingevity Corp.	16,430	1,352
	Greif Inc. Class A	21,079	1,301
	NewMarket Corp.	3,612	1,240

		Shares	Market Value ($000)
	Compass Minerals International Inc.	14,015	980
	Worthington Industries Inc.	11,456	760
			76,137
Real Estate (13.1%)
*	Jones Lang LaSalle Inc.	40,540	8,199
	Omega Healthcare Investors Inc.	183,835	6,732
	National Retail Properties Inc.	139,015	6,443
	Medical Properties Trust Inc.	280,601	5,940
	Kilroy Realty Corp.	83,988	5,897
	Apartment Income REIT Corp.	118,067	5,500
	Brixmor Property Group Inc.	235,407	5,346
	Camden Property Trust	41,021	5,143
	Douglas Emmett Inc.	130,840	4,543
	Cousins Properties Inc.	117,826	4,370
	SL Green Realty Corp.	55,014	4,358
	Spirit Realty Capital Inc.	91,100	4,305
	STORE Capital Corp.	119,867	4,123
*	Park Hotels & Resorts Inc.	187,512	3,898
	Highwoods Properties Inc.	82,428	3,765
	Lamar Advertising Co. Class A	34,300	3,595
	Hudson Pacific Properties Inc.	119,712	3,471
	American Campus Communities Inc.	66,571	3,140
	Weingarten Realty Investors	95,221	3,120
	Physicians Realty Trust	166,976	3,027
	Sabra Health Care REIT Inc.	167,059	2,919
*	EPR Properties	59,265	2,913
	Life Storage Inc.	28,707	2,855
	JBG SMITH Properties	87,610	2,822
	First Industrial Realty Trust Inc.	50,128	2,539
	Rayonier Inc.	65,521	2,502
	Corporate Office Properties Trust	88,882	2,453
	Rexford Industrial Realty Inc.	42,686	2,358
	Pebblebrook Hotel Trust	104,019	2,325
	EastGroup Properties Inc.	13,245	2,094
	Healthcare Realty Trust Inc.	66,378	2,014
	PotlatchDeltic Corp.	32,840	1,977
	Urban Edge Properties	87,506	1,693
	Service Properties Trust	131,117	1,647
	CoreSite Realty Corp.	12,244	1,485
	Macerich Co.	92,156	1,466
	PS Business Parks Inc.	8,611	1,334
	National Storage Affiliates Trust	19,744	910
			133,221
Utilities (5.6%)
	UGI Corp.	165,372	7,615
	OGE Energy Corp.	158,643	5,473
	MDU Resources Group Inc.	159,033	5,353
	Essential Utilities Inc.	88,567	4,234
	IDACORP Inc.	40,037	3,922
	National Fuel Gas Co.	72,289	3,751
	Hawaiian Electric Industries Inc.	86,616	3,729
	Black Hills Corp.	49,805	3,277
	New Jersey Resources Corp.	76,343	3,261
	ONE Gas Inc.	42,228	3,138
	Southwest Gas Holdings Inc.	45,378	2,996
	Spire Inc.	40,960	2,935
	ALLETE Inc.	41,201	2,838

			Shares	Market Value ($000)
	NorthWestern Corp.		40,112	2,541
	PNM Resources Inc.		41,446	2,036
				57,099
Total Common Stocks (Cost $814,146)				1,008,680
		Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund (Cost $5,642)	0.055%	56,412	5,642
Total Investments (99.9%) (Cost $819,788)				1,014,322
Other Assets and Liabilities—Net (0.1%)				1,260
Net Assets (100%)				1,015,582
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2021	12	3,272	14

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Harley-Davidson Inc.	8/31/21	BOANA	3,386	(0.110)	7	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,008,680	—	—	1,008,680
Temporary Cash Investments	5,642	—	—	5,642
Total	1,014,322	—	—	1,014,322

Derivative Financial Instruments
Assets
Futures Contracts[1]	14	—	—	14
Swap Contracts	—	7	—	7
Total	14	7	—	21
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.